10. FINANCIAL INSTRUMENTS CARRIED AT FAIR VALUE (Details 2) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
YP Holdings, LLC (Conversion type 1)
Additions	$ (910,400)	$ 3,150,000
Loss on Derivative Liability	2,557,718	2,049,875
Ending Balance	6,847,193	5,199,875
Various financial institutions and third parties (Conversion type 2)
Additions	502,000	1,454,209
Loss on Derivative Liability	2,269,154	838,982
Ending Balance	5,064,345	2,293,191
Financial Institution (Conversion Type 3)
Additions	710,000
Loss on Derivative Liability	391,722
Ending Balance	1,101,722
Total
Additions	301,600	4,604,209
Loss on Derivative Liability	5,218,594	2,888,857
Ending Balance	$ 13,013,260	$ 7,493,066